As filed with the Securities and Exchange Commission on September 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21167

NEUBERGER BERMAN CALIFORNIA INTERMEDIATE MUNICIPAL FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
c/o Neuberger Berman Management LLC
Neuberger Berman California Intermediate Municipal Fund Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

JULY 31, 2010

Schedule of Investments California Intermediate Municipal Fund Inc.
(UNAUDITED)

Principal Amount	Security @	Value†
($000's omitted)		($000's omitted)
Arizona (0.9%)
750	Verrado Comm. Fac. Dist. Number 1 G.O., Ser. 2003, 6.15%, due 7/15/17	724
California (147.1%)
3,050	Abag Fin. Au. Cert. of Participation Rev. (Episcopal Homes Foundation), Ser. 1998, 5.13%, due 7/1/18	3,060	ß
700	Abag Fin. Au. Rev. (San Diego Hosp. Assoc.), Ser. 2003-C, 5.13%, due 3/1/18	711	ß
1,250	Alameda Co. Cert. of Participation Ref. Rev., Ser. 2001-A, (National Public Finance Guarantee Corp. Insured), 5.38%, due 12/1/17	1,306
1,285	Bay Area Gov't Assoc. BART SFO Extension Rev. (Arpt. Premium Fare), Ser. 2002-A, (AMBAC Insured), 5.00%, due 8/1/21	1,191
140	California Co. Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Rev., Ser. 2002, 4.75%, due 6/1/19	140
1,750	California Ed. Fac. Au. Ref. Rev. (Stanford Univ.), Ser. 2001-R, 5.00%, due 11/1/21	1,823	ß
500	California Ed. Fac. Au. Rev. (Scripps College), Ser. 2007, (National Public Finance Guarantee Corp. Insured), 5.00%, due 11/1/15	548	ß
2,000	California HFA Home Mtge. Rev., Ser. 2006-E, (FGIC Insured), 4.88%, due 2/1/17	2,044
1,530	California HFA Home Mtge. Rev., Ser. 2007-E, 5.00%, due 2/1/42	1,503
2,000	California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare West), Ser. 2004-I, 4.95%, due 7/1/26 Putable 7/1/14	2,187	µß
2,000	California Hlth. Fac. Fin. Au. Rev. (Catholic Healthcare West), Ser. 2009-C, 5.00%, due 7/1/37 Putable 7/2/12	2,124	µß
2,000	California Hlth. Fac. Fin. Au. Rev. (Cedars-Sinai Med. Ctr.), Ser. 2005, 5.00%, due 11/15/21	2,065	ß
1,000	California Infrastructure & Econ. Dev. Bank St. Sch. Fund Apportionment Lease Revenue Bonds (King City Joint Union High Sch. Dist. Fin.), Ser. 2010, 5.13%, due 8/15/24	1,016
500	California Muni. Fin. Au. Ed. Rev. (American Heritage Ed. Foundation Proj.), Ser. 2006-A, 5.00%, due 6/1/16	497	ß
1,040	California Muni. Fin. Au. Rev. (Loma Linda Univ.), Ser. 2007, 5.00%, due 4/1/21	1,104	ß
2,500	California St. Dept. of Wtr. Res. Pwr. Supply Rev., Ser. 2002-A, 5.75%, due 5/1/17 Pre-Refunded 5/1/12	2,764
2,250	California St. G.O., Ser. 2002, 5.00%, due 10/1/17	2,400
1,095	California St. Pub. Works Board Lease Rev. (California Comm. Colleges), Ser. 2004-B, 5.50%, due 6/1/20	1,155
1,000	California St. Pub. Works Board Lease Rev. (Dept. of Gen. Svc.) (Cap. East End ), Ser. 2002-A, (AMBAC Insured), 5.25%, due 12/1/16	1,056
2,000	California Statewide CDA Cert. of Participation Rev. (Children's Hosp. Los Angeles), Ser. 1999, 5.13%, due 8/15/19	2,007	ß
1,340	California Statewide CDA Cert. of Participation Rev. (The Internext Group), Ser. 1999, 5.38%, due 4/1/17	1,345	ß
1,000	California Statewide CDA Hlth. Fac. Rev. (Adventist Hlth.), Ser. 2005-A, 5.00%, due 3/1/20	1,030	ß
5,000	California Statewide CDA Hlth. Fac. Rev. (Mem. Hlth. Svcs.), Ser. 2003-A, 6.00%, due 10/1/16	5,399	ß
1,490	California Statewide CDA Rev. (California Baptist Univ.), Ser. 2007-A, 5.30%, due 11/1/18	1,482	ß
1,000	California Statewide CDA Rev. (Daughters of Charity Hlth.), Ser. 2005-G, 5.00%, due 7/1/22	950	ß
1,255	California Statewide CDA Rev. (Sr. Living So. California Presbyterian Homes), Ser. 2009, 6.25%, due 11/15/19	1,358	ß
1,500	California Statewide CDA Rev. (St. Joseph Hlth. Sys.), Ser. 2000, (National Public Finance Guarantee Corp. Insured), 5.13%, due 7/1/24	1,560	ß
405	California Statewide CDA Rev. (Valley Care Hlth. Sys.), Ser. 2007-A, 4.80%, due 7/15/17	403	ß
1,020	Cerritos Pub. Fin. Au. Sub. Tax Allocation Rev. (Cerritos Redev. Proj.), Ser. 2002-B, 4.40%, due 11/1/16	972
1,500	Compton Unified Sch. Dist. Ref. G.O. (Election 2002), Ser. 2006-D, (AMBAC Insured), 0.00%, due 6/1/14	1,365
1,365	Daly City Hsg. Dev. Fin. Agcy. Rev. Ref. (Franciscan Mobile Home Park), Ser. 2007-A, 5.00%, due 12/15/21	1,334	ß
820	Folsom Pub. Fin. Au. Spec. Tax Rev., Ser. 2007-B, 4.40%, due 9/1/12	820
250	Folsom Pub. Fin. Au. Spec. Tax Rev., Ser. 2007-B, 4.40%, due 9/1/13	247
2,000	Fresno Joint Pwr. Fin. Au. Lease Rev. (Master Lease Proj.), Ser. 2008-A, (Assured Guaranty Insured), 5.00%, due 4/1/23	2,079
1,000	Fresno Unified Sch. Dist. Ref. G.O., Ser. 2002-A, (National Public Finance Guarantee Corp. Insured), 6.00%, due 2/1/17	1,136
2,835	Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev. Proj.), Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.00%, due 12/1/16	2,919
2,480	Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev. Proj.), Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.25%, due 12/1/17	2,563
2,000	Glendale Redev. Agcy. Tax Allocation Rev. (Central Glendale Redev. Proj.), Ser. 2010, 5.50%, due 12/1/24	2,013
1,245	Long Beach Bond Fin. Au. Tax Allocation Rev. (Downtown, North Long Beach, Poly High, & West Beach Redev. Proj.), Ser. 2002-A, (AMBAC Insured), 5.38%, due 8/1/17 Pre-Refunded 8/1/12	1,366
500	Long Beach Fin. Au. Rev., Ser. 1992, (AMBAC Insured), 6.00%, due 11/1/17	543
4,000	Los Angeles Dept. of Arpts. Rev. (Los Angeles Int'l Arpt.), Ser. 2002-A, (National Public Finance Guarantee Corp. Insured), 5.25%, due 5/15/18	4,241
1,500	Los Angeles Harbor Dept. Ref. Rev., Ser. 2001-B, (AMBAC Insured), 5.50%, due 8/1/17	1,567
500	Marin Co. Dixie Elementary Sch. Dist. G.O., Ser. 2000-A, (AGM Insured), 5.38%, due 8/1/17	507
1,045	Marin Co. Muni. Wtr. Dist. Wtr. Ref. Rev., Ser. 2002, (AMBAC Insured), 5.00%, due 7/1/17	1,100
1,070	Mill Valley Sch. Dist. G.O. Cap. Appreciation, Ser. 1994-A, 0.00%, due 8/1/19	717
1,090	Moreland Sch. Dist. Ref. G.O., Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.13%, due 9/1/17	1,144
1,000	Mountain House Pub. Fin. Au. Utils. Sys. Rev., Ser. 2007, 5.00%, due 12/1/22	954
535	Nevada & Placer Cos. Irrigation Dist. Cert. of Participation Rev., Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.00%, due 1/1/16	561
565	Nevada & Placer Cos. Irrigation Dist. Cert. of Participation Rev., Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.00%, due 1/1/17	591
500	Northstar Comm. Svcs. Dist. Spec. Tax (Comm. Facs. Dist. Number 1), Ser. 2006, 4.70%, due 9/1/18	440
500	Northstar Comm. Svcs. Dist. Spec. Tax (Comm. Facs. Dist. Number 1), Ser. 2006, 4.75%, due 9/1/19	434
1,045	Oakland G.O., Ser. 2002-A, (National Public Finance Guarantee Corp. Insured), 5.00%, due 1/15/15	1,096
1,210	Oakland G.O., Ser. 2002-A, (National Public Finance Guarantee Corp. Insured), 5.00%, due 1/15/18	1,257
605	Oakland Redev. Agcy. Rev. (Coliseum Area Redev. Proj.), Ser. 2003, 5.00%, due 9/1/16 Pre-Refunded 3/1/13	675
635	Oakland Redev. Agcy. Rev. (Coliseum Area Redev. Proj.), Ser. 2003, 5.00%, due 9/1/17 Pre-Refunded 3/1/13	709
1,290	Oakland Redev. Agcy. Sub. Tax Allocation Rev. (Central Dist. Redev. Proj.), Ser. 2003, (National Public Finance Guarantee Corp. Insured), 5.50%, due 9/1/17	1,331
1,445	Oceanside Cert. of Participation Ref. Rev., Ser. 2003-A, (AMBAC Insured), 5.25%, due 4/1/14	1,547
1,500	Pico Rivera Pub. Fin. Au. Lease Rev., Ser. 2009, 4.75%, due 9/1/25	1,514
3,890	Port of Oakland Ref. Rev., Ser. 2002-N, (National Public Finance Guarantee Corp. Insured), 5.00%, due 11/1/13	4,129
440	Roseville Stone Point Comm. Fac. Dist. Number 1 Special Tax Rev., Ser. 2003, 5.70%, due 9/1/17	434
1,000	Sacramento City Fin. Au. Ref. Rev. (Master Lease Prog. Facs.), Ser. 2006-E, (AMBAC Insured), 5.25%, due 12/1/24	1,050
400	Sacramento Co. Sanitation Dist. Fin. Au. Rev., Ser. 2000-A, 5.60%, due 12/1/17	401
2,600	Sacramento Muni. Utils. Dist. Elec. Rev., Ser. 1997-K, (AMBAC Insured), 5.70%, due 7/1/17	3,065
1,350	San Bernardino Comm. College Dist. G.O. (Election 2002), Ser. 2008-A, 6.25%, due 8/1/24	1,590
400	San Diego Pub. Facs. Fin. Au. Lease Rev. (Ballpark), Ser. 2007-A, (AMBAC Insured), 5.25%, due 2/15/19	430
830	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 4.80%, due 9/1/15	837
820	San Diego Redev. Agcy. Sub. Parking Rev. (Centre City Redev. Proj.), Ser. 2003-B, 4.90%, due 9/1/16	823
2,000	San Diego Unified Sch. Dist. G.O. (Election 1998), Ser. 2002-D, (FGIC Insured), 5.25%, due 7/1/21	2,186
1,000	San Francisco City & Co. Arpts. Commission Int'l Arpt. Ref. Rev., Ser. 2009-C2, 5.00%, due 5/1/21	1,109
1,000	San Francisco City & Co. Redev. Fin. Au. Tax Allocation (Mission Bay North Redev.), Ser. 2009-C, 5.50%, due 8/1/22	1,039
2,115	San Francisco City & Co. Redev. Fin. Au. Tax Allocation (San Francisco Redev. Proj.), Ser. 2003-B, (National Public Finance Guarantee Corp. Insured), 5.25%, due 8/1/18	2,177
500	San Jose Arpt. Ref. Rev., Ser. 2003-B, (AGM Insured), 5.00%, due 3/1/11	512
1,615	San Jose Arpt. Ref. Rev., Ser. 2003-B, (AGM Insured), 5.00%, due 3/1/12	1,717
925	San Jose Multi-Family Hsg. Rev. (Fallen Leaves Apts. Proj.), Ser. 2002-J1, (AMBAC Insured), 4.95%, due 12/1/22	907	ß
1,900	San Jose Redev. Agcy. Tax Allocation Ref. (Merged Area Redev. Proj.), Ser. 2006-D, (AMBAC Insured), 5.00%, due 8/1/18	1,962
1,060	San Jose Redev. Agcy. Tax Allocation Ref. (Merged Area Redev. Proj.), Ser. 2006-D, (AMBAC Insured), 5.00%, due 8/1/21	1,063
1,000	San Rafael City High Sch. Dist. G.O. Cap. Appreciation (Election 2002), Ser. 2004-B, (National Public Finance Guarantee Corp. Insured), 0.00%, due 8/1/18	714
1,390	San Rafael Redev. Agcy. Tax Allocation Ref. (Central San Rafael Redev. Proj.), Ser. 2009, (Assured Guaranty Insured), 5.00%, due 12/1/21	1,550
1,620	Santa Clara Co. Fremont Union High Sch. Dist. G.O. (Election 1998), Ser. 2002-C, (AGM Insured), 5.00%, due 9/1/20 Pre-Refunded 9/1/12	1,777
485	Santa Maria Bonita Sch. Dist. Cert. of Participation (Cap. Imp. & Ref. Proj.), Ser. 1998, (National Public Finance Guarantee Corp. Insured), 5.00%, due 3/1/14	486
525	Sierra View Local Hlth. Care Dist. Rev., Ser. 2007, 4.40%, due 7/1/13	544
505	Sierra View Local Hlth. Care Dist. Rev., Ser. 2007, 4.50%, due 7/1/14	525
3,405	Solano Co. Cert. of Participation Rev., Ser. 2002, (National Public Finance Guarantee Corp. Insured), 5.25%, due 11/1/17 Pre-Refunded 11/1/12	3,763
655	South Gate Pub. Fin. Au. Tax Allocation Rev. (South Gate Redev. Proj. Number 1), Ser. 2002, (XLCA Insured), 5.00%, due 9/1/16	665
1,250	Sunnyvale Sch. Dist. G.O. (Election 2004), Ser. 2005-A, (AGM Insured), 5.00%, due 9/1/21	1,399
1,300	Tulare Local Hlth. Care Dist., Ser. 2007, 5.00%, due 11/1/20	1,303
3,000	Victor Valley Comm. College Dist. G.O. Cap. Appreciation (Election 2008), Ser. 2009-C, 0.00%, due 8/1/37	1,854	f
		121,981
Guam (0.9%)
700	Guam Gov't Waterworks Au. Wtr. & Wastewater Sys. Rev., Ser. 2005, 5.50%, due 7/1/16	731
Illinois (1.1%)
910	Bartlett Tax Increment Ref. Rev. (Quarry Redev. Proj.), Ser. 2007, 5.35%, due 1/1/17	884
Nevada (1.4%)
1,000	Las Vegas Redev. Agcy. Tax Increment Rev., Ser. 2009-A, 7.50%, due 6/15/23	1,155
New York (1.8%)
1,000	Nassau Co. IDA Continuing Care Retirement (The Amsterdam Harborside), Ser. 2007-A, 5.88%, due 1/1/18	1,029	ß
500	New York City IDA Liberty Rev. (7 World Trade Ctr., LLC Proj.), Ser. 2005-A, 6.25%, due 3/1/15	497	ß
		1,526
Pennsylvania (3.0%)
1,000	Cumberland Co. West Shore Area Au. Hosp. Rev. (Holy Spirit Hosp. of the Sisters of Christian Charity Proj.), Ser. 2001, 6.00%, due 1/1/18	1,018	ß
2,000	Pennsylvania St. Turnpike Commission Turnpike Rev. (Cap. Appreciation), Subser. 2010-B2, 0.00%, due 12/1/34	1,483	g
		2,501
Puerto Rico (12.6%)
1,500	Puerto Rico Elec. Pwr. Au. Pwr. Ref. Rev., Ser. 2007-VV, 5.50%, due 7/1/20	1,673
1,000	Puerto Rico Elec. Pwr. Au. Pwr. Rev., Ser. 2010-XX, 5.25%, due 7/1/35	1,007
1,000	Puerto Rico Ind., Tourist, Ed., Med. & Env. Ctrl. Fac. Rev. (Polytechnic Univ. of Puerto Rico Proj.), Ser. 2002-A, (ACA Insured), 5.25%, due 8/1/15	1,013	ß
3,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/17	3,145
1,000	Puerto Rico Muni. Fin. Agcy. Rev., Ser. 2002-A, (AGM Insured), 5.25%, due 8/1/21	1,024
1,500	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Subser. 2009-A, 5.00%, due 8/1/24	1,553
1,000	Puerto Rico Sales Tax Fin. Corp. Sales Tax Rev., Subser. 2009-A, 5.00%, due 8/1/39 Pre-Refunded 8/1/11	1,047	µ
		10,462

Total Investments (168.8%) (Cost $135,972)	139,964	##

Cash, receivables and other assets, less liabilities (2.4%)	1,940
Liquidation Value of Auction Market Preferred Shares [(71.2%)]	(59,000)

Total Net Assets Applicable to Common Shareholders (100.0%)	$82,904

See Notes to Schedule of Investments

July 31, 2010 (Unaudited)

Notes to Schedule of Investments
†
The value of investments in securities by Neuberger Berman California Intermediate Municipal Fund Inc. (“California”), Neuberger Berman Intermediate Municipal Fund Inc. (“Intermediate”), and Neuberger Berman New York Intermediate Municipal Fund Inc. (“New York”) (individually a “Fund”, and collectively, the “Funds”) is determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Management has developed a process to periodically review information provided by independent pricing services. If a valuation is not available from an independent pricing service or if Management has reason to believe that the valuation does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (each Fund’s Board of Directors, a “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, is expected to approximate market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), all investments held by a fund are carried at “fair value” as defined by ASC 820. Under ASC 820 fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in determining the value of the Funds’ investments, some of which are discussed above. Significant management judgement may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of July 31, 2010:

Asset Valuation Inputs

(000’s omitted)	Level 1	Level 2	Level 3	Total
California
Investments:
Municipal Notes^	$—	$139,964	$—	$139,964
Total Investments	$—	$139,964	$—	$139,964
Intermediate
Investments:
Municipal Notes^	$—	$450,420	$—	$450,420
Total Investments	$—	$450,420	$—	$450,420
New York
Investments:
Municipal Notes^	$—	$121,300	$—	$121,300
Total Investments	$—	$121,300	$—	$121,300

^	The Schedule of Investments provides information on the state categorization for the portfolio.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

##	At July 31, 2010, selected fund information on a U.S. federal income tax basis was as follows:

(000’s omitted)	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

California	$135,972	$4,686	$694	$3,992
Intermediate	434,793	20,820	5,193	15,627
New York	118,411	4,185	1,296	2,889

@
At time of investment, municipal securities purchased by the Funds are within the four highest rating categories (with respect to at least 80% of total assets) assigned by a nationally recognized statistical rating organization (“NRSRO”) such as Moody’s Investors Service, Inc., Standard & Poor’s, or Fitch, Inc. or, where not rated, are determined by Management to be of comparable quality. Approximately 72%, 61%, and 64% of the municipal securities held by California, Intermediate, and New York, respectively, have credit enhancement features backing them, on which a Fund may rely, such as letters of credit, insurance, or guarantees. Without these credit enhancement features the securities may or may not meet the quality standards of the Funds. Pre-refunded bonds are supported by securities in escrow issued or guaranteed by the U.S. Government, its agencies, or instrumentalities. The amount escrowed is sufficient to pay the periodic interest due and the principal of these bonds. Putable bonds give a Fund the right to sell back the issue on the date specified.

ß	Security is guaranteed by the corporate or non-profit obligor.
µ
Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of July 31, 2010 and their final maturities.

a	Security is subject to a guarantee provided by Bayerische Landesbank, backing 100% of the total principal.
b	Currently a zero coupon security; will convert to 5.50% on August 1, 2021.
c	Currently a zero coupon security; will convert to 6.38% on August 1, 2016.
d	Currently a zero coupon security; will convert to 6.38% on August 1, 2019.
e	Currently a zero coupon security; will convert to 6.13% on August 1, 2023.
f	Currently a zero coupon security; will convert to 6.88% on August 1, 2019.
g	Currently a zero coupon security; will convert to 6.00% on December 1, 2015.
‡	Security is in default.
#
Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be illiquid and restricted. At July 31, 2010, these securities amounted to approximately $2,261,970 or 0.8% of net assets applicable to common shareholders for Intermediate and approximately $1,980 or 0.0% of net assets applicable to common shareholders for New York.

(000’s omitted)	Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets Applicable to Common Shareholders as of Acquisition Date	Value as of July 31, 2010	Fair Value Percentage of Net Assets Applicable to Common Shareholders as of July 31, 2010
Intermediate	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	$1,100	0.4%	$3	0.0%

	Non-Profit Pfd. Fdg. Trust I, Ser. 2006-C, 4.72%, due 9/15/37	10/2/2006	3,000	1.0	2,259	0.8

New York	New York Liberty Dev. Corp. Rev. (Nat’l Sports Museum Proj.), Ser. 2006-A, 6.13%, due 2/15/19	8/4/2006	660	0.9	2	0.0

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman California Intermediate Municipal Fund Inc.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: September 27, 2010

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: September 27, 2010